Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

DEC 31 2007

December 31, 2007

CERTNYS
001-12298

07087714

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Regency Centers Corporation, 7.45% Series 3 Cumulative Redeemable Preferred Stock, Par Value $0.01 per Share, Liquidation Preference $25.00 per Share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 20, 2007. Tentative listing date – January 2, 2008.

Sincerely,

Paras Madho

PROCESSED
JAN 25 2008
THOMSON
FINANCIAL

END